Weighted Average Number of Equity Shares Used in Computing Earnings Per Equity Share (Detail) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of equity shares used in computing basic earnings per equity share	2,423,777,245	2,390,295,703	2,360,974,835
Effect of potential equity shares for stock options outstanding	23,563,558	17,849,608	25,132,636
Weighted average number of equity shares used in computing diluted earnings per equity share	2,447,340,803	2,408,145,311	2,386,107,471